Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of balances and transactions with related parties

	2023	2022

Assets
Trade receivables (i)	693	917
Other assets (ii)	285	1,975
	978	2,892
Current	792	2,892
Non-current	186	-

Liabilities
Accounts payable to selling shareholders (iii)	-	30,653
	-	30,653
Current	-	30,653
Non-current	-	-

	2023	2022	2021

Other income (expenses)
UEPC (i)	465	477	752
EMIVE Patrulha 24 Horas Ltda. (iv)	(6)	-	-
	459	477	752

Leases
RVL Esteves Gestão Imobiliária S.A.	23,434	20,394	15,336
UNIVAÇO Patrimonial Ltda.	3,582	3,409	3,210
IESVAP Patrimonial Ltda.	5,170	4,920	4,560
	32,186	28,723	23,106

(i)	Refers to sales of educational content from Medcel to UEPC.
(ii)	Refers to expenses to be reimbursed by Bertelsmann SE& Co. KGaA.
(iii)	Refers to amounts payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. The last installment was paid in November 2023.
(iv)	Refers to amounts of expenses related to security services provided by a company of which one of Afya’s main shareholders has significant influence.

Schedule of key management personnel compensation included in the Company's consolidated statement of income

	2023	2022	2021

Short-term employee benefits	16,979	13,564	11,933
Share-based compensation plans	21,380	13,116	20,251
	38,359	26,680	32,184